EQ ADVISORS TRUST

SUPPLEMENT DATED FEBRUARY 8, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012, AS SUPPLEMENTED

All Asset Moderate Growth – Alt 15 Portfolio

All Asset Aggressive – Alt 25 Portfolio

AXA Aggressive Strategy Portfolio

EQ/Emerging Markets Equity PLUS Portfolio

EQ/High Yield Bond Portfolio

EQ/International Small Cap PLUS Portfolio

EQ/Natural Resources PLUS Portfolio

EQ/PIMCO Real Return Portfolio

EQ/Real Estate PLUS Portfolio

This Supplement updates certain information contained in the above-referenced Statement of Additional Information, as supplemented (“SAI”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus (if available) and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about: (i) a name change to the EQ/PIMCO Real Return Portfolio (ii); and the termination of an Adviser to the EQ/High Yield Bond Portfolio (“High Yield Portfolio”) and the appointment of a new portfolio manager to the High Yield Portfolio

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Effective February 8, 2013, the name of the EQ/PIMCO Real Return Portfolio will change to “EQ/PIMCO Global Real Return Portfolio.” Therefore at that time all references to EQ/PIMCO Real Return Portfolio will be deleted in their entirety and replaced with “EQ/PIMCO Global Real Return Portfolio.”

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Effective February 8, 2013, reference to “Guggenheim Investment Management, LLC (“Guggenheim”)” in the section “Investment Management and Other Services – The Manager” hereby is deleted and replaced with AXA Investment Managers, Inc. (“AXA IM”)

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Effective February 8, 2013, information regarding Guggenheim in the table contained in the section “Investment Management and Other Services – The Advisers,” here by is deleted and replaced with the following information regarding AXA IM

EQ/High Yield Bond	AXA IM is a wholly-owned subsidiary of AXA Investment Managers, S.A. which is a wholly-owned subsidiary of The AXA Group and an affiliate of AXA Equitable and AXA FMG.

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Appendix C—Portfolio Manager Information

In addition, with respect to the Statement of Information, effective February 8, 2013, information regarding Guggenheim in the in the section of the SAI “Appendix C—Portfolio Manager Information – EQ/High Yield Bond

Portfolio” is deleted in its entirety and replaced with the following information regarding AXA Investment Managers, Inc. (“AXA IM”). Information regarding AXA Equitable Funds Management Group, LLC remains unchanged.

EQ/High Yield Bond Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of December 31, 2012						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
AXA Investment Managers, Inc.
Carl Whitbeck	0	N/A	7	$18.8 Billion	20	$7.4 Billion	0	N/A	0	N/A	0	N/A

AXA Investment Managers

Description of any Material Conflicts

No material conflicts exist

Compensation as of December 31, 2012

Compensation As part of its staff retention strategy, AXA IM has adopted a competitive compensation policy which is linked to both overall performance and individual achievements. Professional development also serves as a key retention tool. The financial compensation package is composed of a fixed salary, based mainly on qualifications and experience, and a discretionary bonus. Bonus payments can be structured with a combination of cash immediately payable and vesting programs that are tied to overall firm performance. In this manner, the company can influence short term, medium term and long term value creation for both parties. Total compensation is benchmarked against industry standards to ensure we retain our highly competent team members. We constantly monitor the employment market in our area for talented investment professionals with an eye for both new investment talent as well as market-competitive compensation packages. Feedback from the market and our extremely low turnover indicate that we are offering competitive compensation. AXA IM consistently attempts to align employee compensation with overall firm goals. Incentive pools are based on several factors, but focus on the following categories:

•	Employee performance in respect to objectives and responsibilities set (50%)

•	Employee contribution to overall firm performance (15-25%)

•	Overall firm profitability (25-35%)

Retention strategies for our team members are multifaceted. AXA IM believes compensation should be viewed as a total reward approach. In addition to industry competitive compensation structures as detailed above, AXA IM’s retention strategies include career development and international mobility opportunities, an appropriate work-life balance, and benefit programs that are viewed as investments in a team member (e.g., one-year vesting pension plan contributions, employee stock purchase program, health club membership, lunch program, corporate discounts, etc). The performance of our portfolio managers is assessed at middle and year-end against stated objectives set at the start of the year with senior manager. The criteria taken into consideration are:

•	Their role in the investment process (the weight their proposals carry)

Overall client satisfaction relating to portfolios under management (as measured by AXA Group on an annual basis for internal insurance clients and as measured by overall client dialogue and retention for external clients)

Ownership of Shares of the Fund as of December 31, 2012

Portfolio Manager	None	$1-$10,000	$10,000- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- 1,000,000	over $1,000,000
Carl Whitbeck	X

Appendix D – Proxy Voting Policies

Guggenheim’s Proxy Voting Policy and Procedures hereby are deleted in their entirety and replaced with the following information from AXA Investment Managers, Inc.

PROXY VOTING

Purpose of These Procedures

Rule 204(4)-6 of the rules promulgated under the Advisers Act requires an investment adviser registered with the SEC that exercises voting authority over its advisory client proxies (i) to adopt written policies reasonably designed to ensure that the adviser votes proxies in the best interests of clients, (ii) to disclose to clients information about those policies and procedures, and (iii) to disclose to clients how they may obtain information on how the adviser has voted their proxies.

Adviser does not currently invest in equity securities for its clients. As such, it does not ever have, or has exceedingly rarely, the opportunity to vote proxies on behalf of clients. If Adviser begins to invest in securities that would give it the authority to vote proxies it will amend this policy appropriately.

Policy Details

Adviser invests primarily in debt securities of U.S. corporations on behalf of its advisory clients. Adviser does not, as a general rule, invest in common equity securities. Accordingly, it rarely receives voting proxies outside of corporate restructurings of debt issuers or other exceptional circumstances. Unless a client specifically reserves the right, in writing, to vote its own proxies, Adviser will vote all proxies in a timely manner as part of its discretionary authority over client assets in accordance with this policy. At all times Adviser will vote any proxy it receives over which it has voting discretion in the best interest of its clients.

Each proxy vote will be brought to the immediate attention of the CCO for review for potential conflicts of interest. At any time, a client may request a copy of this policy and Adviser’s proxy voting record. Within seven days of receiving the client’s request, Adviser will send to the client the requested information by overnight mail or comparable delivery method.

Regarding clients subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the Department of Labor takes the position that proxy voting decisions are “fiduciary” decisions subject to ERISA’s standards. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. When applicable, Adviser will exercise the authority to vote proxies appurtenant to the securities acquired on behalf of an ERISA client except to the extent that such authority is restricted by such client’s investment management agreement with Adviser.

Conflicts of Interest

Adviser may experience conflicts of interest with respect to proxy voting. If the CCO determines that any particular proxy vote raises a conflict of interest, Adviser will not vote such a proxy without bringing such conflict of interest to the relevant client for purposes of determining the client’s voting directions.

Recordkeeping

For five years (the first two of which in the offices of Adviser or an affiliated company), Adviser will maintain copies of this policy, copies of proxy statements or solicitations received, records of votes cast on behalf of advisory clients, written requests by clients of proxy voting information and any documents prepared by Adviser that were material to making a voting decision or memorialized the basis for the decision.

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